Expense Example - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Fidelity Conservative Income Municipal Bond Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Expense Example:
1 year	$ 20
3 years	74
5 years	134
10 years	311
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Expense Example:
1 year	195
3 years	292
5 years	398
10 years	708
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Expense Example:
1 year	26
3 years	99
5 years	183
10 years	$ 430